CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - PARENT COMPANY CONDENSED STATEMENTS OF CASH FLOWS (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities:
Net (loss) income	$ (1,389,724)	$ 162,229	$ 132,687
Accounts receivable	(3,032,651)	1,081,496	(1,213,888)
Accounts payable	1,643,599	174,802	107,335
NET CASH USED IN OPERATING ACTIVITIES	(135,655)	391,876	(571,449)
Cash flows from financing activities:
Proceeds from related parties	42,147	73,073
Deferred issuance costs	33,845	92,533	170,791
NET CASH PROVIDED BY FINANCING ACTIVITIES	10,867	(152,913)	(125,578)
Net increase (decrease) in cash and restricted cash	(109,321)	222,896	(740,232)
Cash and restricted cash, beginning of the year	524,601	301,705	1,041,937
Cash and restricted cash, end of the year	415,280	524,601	301,705
Parent | Reportable Legal Entities
Cash flows from operating activities:
Net (loss) income	(1,477,813)	162,229	132,687
Equity in loss (earnings) of subsidiaries	1,801,356	$ (162,229)	$ (132,687)
Provision for doubtful accounts	6,250
Accounts receivable	(650,000)
Accounts payable	320,000
NET CASH USED IN OPERATING ACTIVITIES	(207)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment into a subsidiary	(4,494)
NET CASH USED IN INVESTING ACTIVITIES	(4,494)
Cash flows from financing activities:
Proceeds from related parties	40,455
Deferred issuance costs	(33,845)
NET CASH PROVIDED BY FINANCING ACTIVITIES	6,610
Net increase (decrease) in cash and restricted cash	1,909
Cash and restricted cash, end of the year	$ 1,909